Debt - Schedule of Outstanding Debt (Details) (Parenthetical)		12 Months Ended
	May 08, 2020	Dec. 31, 2020
2019 Convertible Notes [Member]
Debt instrument maturity date		Mar. 31, 2020
Payroll Protection Program Loan [Member]
Debt instrument maturity date	May 05, 2022	May 05, 2022